Plant and Equipment - Schedule of Carrying Amount of the Plant and Equipment (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Dec. 31, 2025 MYR (RM)
Gross Carrying Amount [Member] | Motor vehicle [Member]
Schedule of Carrying Amount of the Plant and Equipment [Line Items]
Motor vehicles	$ 194,862	RM 794,550	RM 524,510